Schedule H, Line 4i – Schedule of Assets (Held at End of Year) (Details) - EBP 006	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	006
Entity tax identification number	35-0472300
Participant loan, cost	$ 0
Participant loans	897,139
Total assets	$ 221,984,974
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Total mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 12,786,391
Total collective investment trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	135,589,870
Investment, Identifier [Axis]: Charles Schwab | Brokerage account
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	18,094,626
Investment, Identifier [Axis]: Collective Investment Trusts | Acadian Asset Management | All Country World/ex U.S. Equity
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	10,806,870
Investment, Identifier [Axis]: Collective Investment Trusts | BlackRock | Equity Dividend Fund M
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	14,102,122
Investment, Identifier [Axis]: Collective Investment Trusts | Fidelity Institutional Asset Management | Core Plus CIT Class H
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	6,678,707
Investment, Identifier [Axis]: Collective Investment Trusts | Income America | 2030 Fund Fee Class 5ForLife-L
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,618,537
Investment, Identifier [Axis]: Collective Investment Trusts | Income America | 2035 Fund Fee Class 5ForLife-L
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	67,339
Investment, Identifier [Axis]: Collective Investment Trusts | Income America | In Retirement Fund Fee Class 5ForLife-L
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	109,341
Investment, Identifier [Axis]: Collective Investment Trusts | J.P. Morgan | Large Cap Growth Fund Class CF-A
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	35,676,320
Investment, Identifier [Axis]: Collective Investment Trusts | MFS | International Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	9,230,327
Investment, Identifier [Axis]: Collective Investment Trusts | PIMCO | Diversified Real Asset Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,335,992
Investment, Identifier [Axis]: Collective Investment Trusts | State Street Global Advisors Ltd. | Global Equity All Cap/ex U.S. Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	2,117,459
Investment, Identifier [Axis]: Collective Investment Trusts | State Street Global Advisors Ltd. | Russell Small-Mid Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	5,266,276
Investment, Identifier [Axis]: Collective Investment Trusts | State Street Global Advisors Ltd. | S&P 500 Index Non Lending Series Fund Class K
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	14,668,215
Investment, Identifier [Axis]: Collective Investment Trusts | State Street Global Advisors Ltd. | Target Retirement 2025 Fund Class M
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	5,354,891
Investment, Identifier [Axis]: Collective Investment Trusts | State Street Global Advisors Ltd. | Target Retirement 2030 Fund Class M
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	8,032,846
Investment, Identifier [Axis]: Collective Investment Trusts | State Street Global Advisors Ltd. | Target Retirement 2035 Fund Class M
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,063,535
Investment, Identifier [Axis]: Collective Investment Trusts | State Street Global Advisors Ltd. | Target Retirement 2040 Fund Class M
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	2,133,064
Investment, Identifier [Axis]: Collective Investment Trusts | State Street Global Advisors Ltd. | Target Retirement 2045 Fund Class M
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,469,494
Investment, Identifier [Axis]: Collective Investment Trusts | State Street Global Advisors Ltd. | Target Retirement 2050 Fund Class M
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,299,576
Investment, Identifier [Axis]: Collective Investment Trusts | State Street Global Advisors Ltd. | Target Retirement 2055 Fund Class M
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	969,149
Investment, Identifier [Axis]: Collective Investment Trusts | State Street Global Advisors Ltd. | Target Retirement 2060 Fund Class M
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,129,907
Investment, Identifier [Axis]: Collective Investment Trusts | State Street Global Advisors Ltd. | Target Retirement 2065 Fund Class M
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	76,143
Investment, Identifier [Axis]: Collective Investment Trusts | State Street Global Advisors Ltd. | Target Retirement 2070 Fund Non Lending Series
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	522,408
Investment, Identifier [Axis]: Collective Investment Trusts | State Street Global Advisors Ltd. | Target Retirement Income Fund Class M
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	9,420,635
Investment, Identifier [Axis]: Collective Investment Trusts | State Street Global Advisors Ltd. | U.S. Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	2,440,717
Investment, Identifier [Axis]: Goldman Sachs | Money market funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	584,143
Investment, Identifier [Axis]: LNC | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	18,484,664
Investment, Identifier [Axis]: LNL | Investment contract - at contract value
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	35,548,141
Investment, Identifier [Axis]: Mutual Funds | Alliance Bernstein | Discovery Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	10,032,261
Investment, Identifier [Axis]: Mutual Funds | Nomura | Small Cap Value Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 2,754,130